CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenues:
Products	$ 9,002	$ 8,733
Services	1,439	1,283
Total revenues	10,441	10,016
Cost of revenues :
Products	2,844	3,173
Services	181	143
Total cost of revenues	3,025	3,316
Gross profit	7,416	6,700
Operating expenses:
Research and development	3,086	2,871
Less - royalty-bearing participation	587	669
Research and development, net	2,499	2,202
Selling and marketing, net	3,721	3,790
General and administrative	1,136	978
Total operating expenses	7,356	6,970
Operating income (loss)	60	(270)
Financial income (expenses), net	257	(120)
Net income (loss)	$ 317	$ (390)
Net (loss) income per share:
Basic and diluted net income (loss) per Ordinary Share	$ 0.04	$ (0.06)
Weighted average number of ordinary shares used in computing basic net income (loss) per ordinary share	7,995,073	6,795,807
Weighted average number of ordinary shares used in computing diluted net income (loss) per ordinary share	8,482,199	6,795,807